Supplemental Cash Flow Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures	Cash paid for interest and noncash investing and financing activities were as follows:

	June 30, 2021	June 30, 2020
Noncash investing and financing activities:
Property and equipment included in accounts payable	$3,023	$329
Vesting of early exercised stock options	143	316
Non-cash acquisition	1,939,804	—
Cash, cash equivalents, and restricted cash at end of period:
Cash and cash equivalents	$784,813	$350,083
Restricted cash	13,482	482

Total cash, cash equivalents, and restricted cash	$798,295	$350,565

Cash paid for income taxes was $7 and $2 in 2020 and 2019, respectively. Cash paid for interest and noncash investing and financing activities were as follows:

	2020	2019
Noncash investing and financing activities:
Property and equipment included in accounts payable	$1,454	$168
Vesting of early exercised stock options	388	602
Non-cash acquisition	—	(29,905)
Cash, cash equivalents, and restricted cash at end of year:
Cash and cash equivalents	$387,346	$79,048
Restricted cash	12,482	482

Total cash, cash equivalents, and restricted cash	$399,828	$79,530